Dec. 20, 2019
ALPS/Smith Total Return Bond Fund

ALPS/Smith Short Duration Bond Fund
ALPS/Smith Total Return Bond Fund
(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED DECEMBER 20, 2019
TO THE SUMMARY PROSPECTUSES AND PROSPECTUS
DATED FEBRUARY 28, 2019, AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Summary Prospectuses and Prospectus

The sections entitled “FEES AND EXPENSES – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectuses and in the Summary Sections of the Funds’ Prospectus are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE